Feb. 01, 2019
MassMutual Premier Main Street Fund
MassMutual Premier Main Street Fund
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Main Street Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

At the close of business on May 24, 2019, Invesco Advisers, Inc. (“Invesco”) replaced OFI Global Institutional, Inc. (“OFI Global”) as the subadviser of the MassMutual Premier Main Street Fund. Therefore, all references to OFI Global as the subadviser of these Funds are hereby deleted. The Principal Investment Strategies remain the same, except for substituting all references to OFI Global with Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE